Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Current financial assets at amortised cost	₩ 43,127	₩ 36,903
Other current financial assets	52,403	70,945
Non-current assets
Financial asset at fair value through profit or loss	15,711	27,063
Non-current financial assets at amortised cost	52,472	84,377
Other non-current financial assets	68,231	111,510
Derivatives [member]
Current assets
Current financial assets at fair value through profit or loss	9,252	34,036
Non-current assets
Financial asset at fair value through profit or loss	111	15,640
Debt securities [member] | Government bonds [member]
Current assets
Current financial assets measured at fair Value through Other Comprehensive Income	24	6
Non-current assets
Non-current financial assets measured at fair value through other comprehensive income	48	70
Short term Loans And Receivables[member]
Current assets
Current financial assets at amortised cost	28,491	21,623
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss	13,223	9,879
Convertible securities [member]
Non-current assets
Financial asset at fair value through profit or loss	2,377	1,544
Long term Loans And Receivables [member]
Non-current assets
Non-current financial assets at amortised cost	13,899	40,827
Deposits [member]
Current assets
Current financial assets at amortised cost	8,696	9,585
Non-current assets
Non-current financial assets at amortised cost	22,251	21,451
Lease receivables [member]
Current assets
Current financial assets at amortised cost	5,940	5,695
Non-current assets
Non-current financial assets at amortised cost	₩ 16,322	₩ 22,099